Financial Instruments Designated at Fair Value Through Profit or Loss - Fair Value Of Financial Assets And Liabilities Designated At Fair Value Through Profit Or Loss And Their Changes In Fair Value (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value		$ 12
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value		12
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 12,235	8,188
Change in Fair value	(1,230)	869
Cumulative change in FV	$ (452)	$ 778